Inventories	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5:- INVENTORIES

	June 30,	December 31,
	2020	2019

Raw materials and components	$19,522	$21,402
Finished products (*)	22,604	16,075

	$42,126	$37,477

(*)	Including amounts of $1,489 and $0 as of June 30, 2020 and December 31, 2019, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.

Inventory write-offs amounted to $2,544 and $1,372 during the six months ended June 30, 2020 and 2019, respectively.